Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 462,664	€ 499,347	€ 1,491,911	€ 1,242,833
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	271,559	362,360	887,957	772,883
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	190,216	136,022	598,664	466,668
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 889	€ 965	€ 5,289	€ 3,282